Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Interest received			$ 98,910	$ 55,664		$ 40,175
Interest paid			65,980	22,856		12,695
Dividends received			1,869	1,638		1,898
Cash inflow from acquisition of businesses	[1]		(453)	(989)	[2]	(106)
Repayment of securities			(2,100)	(1,800)		(900)
Foreign exchange gain (loss)			600	(1,100)		(300)
Fair value gain (loss)			(800)	3,100		1,000
Restricted cash and cash equivalents			61,800	59,300		33,600
– cash and cash equivalents held for sale	[3]		15,935	8,087	[2]	$ 0
Cash and bank balances at central banks
Disclosure of detailed information about business combination [line items]
– cash and cash equivalents held for sale			5,600	6,500
– reverse repos
Disclosure of detailed information about business combination [line items]
– cash and cash equivalents held for sale			200	1,300
Loans and advances to banks
Disclosure of detailed information about business combination [line items]
– cash and cash equivalents held for sale			10,500	200
Items in course of transmission to other banks
Disclosure of detailed information about business combination [line items]
– cash and cash equivalents held for sale			$ 400	$ 200
Silicon Valley Bank UK Limited
Disclosure of detailed information about business combination [line items]
Cash inflow from acquisition of businesses		$ 1,200

[1]	The ‘Net cash flow on (acquisition)/disposal of subsidiaries, businesses, associates and joint ventures’ includes $1.2bn of net cash inflows from the acquisition of Silicon Valley Bank UK Limited in March 2023.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[3]	Includes $5.6bn (2022: $6.5bn) of cash and balances at central banks, $0.2bn (2022: $1.3bn) of reverse repurchase agreements with banks of one month or less, $10.5bn (2022: $0.2bn) of loans and advances to banks of one month or less and items in the course of transmission to other banks
$(0.4)bn (2022: $(0.2)bn).